Employee benefits (Details 13) - Industrias Quimicas Falcon de Mexico Pension plan [Member] ₨ in Millions	Mar. 31, 2024 INR (₨)
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation without effect of projected salary growth	₨ 249
Add: Effect of salary growth	99
Defined benefit obligation with projected salary growth	348
50 basis points increase [Member] | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	335
50 basis points increase [Member] | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	362
50 basis points decrease [Member] | Discount rate [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	361
50 basis points decrease [Member] | Salary growth [Member]
Disclosure Of Sensitivity Analysis For Actuarial Assumptions [Line Items]
Defined benefit obligation	₨ 335